CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (2,190)	$ (1,713)	$ 6,541
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation of property, plant and equipment	9,296	7,530	6,099
Share-based compensation	3,962	6,747	3,990
Change in allowance for doubtful accounts	477
Loss on disposal of property, plant and equipment	100	20	13
Loss from equity method investments	664	291	239
Net loss (gain) on disposal of subsidiaries	(492)	(1,234)	168
Amortization of intangible assets	2,224	529	0
Changes in operating assets and liabilities:
Accounts receivable	(1,724)	(271)	183
Inventories	(1,992)	(1,512)	(290)
Prepaid expenses and other current assets	884	1,558	(2,110)
Amounts due from related parties		(51)	(115)
Deferred tax assets	(2,689)	(4,583)	(4,826)
Other non-current assets	(2,255)	(1,110)	(3)
Prepayments from customers	(1,415)	(12,872)	(3,192)
Accrued expenses and other current liabilities	5,582	5,307	10,927
Income tax payable	3,353	1,749	4,113
Deferred revenue	516	(91)	1,371
Other non-current liabilities	(1,319)	534	1,991
Net cash generated from operating activities	12,982	828	25,099
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of businesses, net of cash acquired	(17,949)	(39,786)
Investments in term deposits	(1,881)	(55,454)
Proceeds from maturity of term deposits	868	55,454	444
Proceeds from disposal of subsidiaries	1,218	832
Purchase of long-term investments	(4,800)	(894)
Purchase of property, plant and equipment	(12,492)	(11,480)	(11,917)
Proceeds from disposal of property, plant and equipment	658	804	178
Cash surrendered in disposal of subsidiaries			(168)
Loans to related parties			(1,010)
Repayment from loans to related parties			3,818
Loans to third parties		(1,665)
Repayment of loans to third parties		454
Net cash used in investing activities	(34,378)	(51,735)	(8,655)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from noncontrolling interests	420	811	1,337
Return of capital to Founders			(990)
Payment of initial public offering costs		(1,377)	(3,073)
Acquisition of businesses	(1,936)
Proceeds of exercise of options			595
Proceeds from initial public offering			94,627
Acquisition of additional equity interest from non-controlling shareholders		(190)
Amount due to related parties	125
Payment made in connection with repurchase of shares	(12,000)
Repayment of long-term debt	(63)
Net cash generated from (used in) financing activities	(13,454)	(756)	92,496
Exchange rate effect on cash and cash equivalents	(542)	(2,741)	3,666
Net increase (decrease) in cash and cash equivalents, and restricted cash	(35,392)	(54,404)	112,606
Cash and cash equivalents, and restricted cash at beginning of the year	104,830	159,234	46,628
Cash and cash equivalents, and restricted cash at end of the year	69,438	104,830	159,234
Supplemental schedule of cash flow information
Income taxes paid	(3,451)	(5,213)	(4,626)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment through deposits made	1,828	1,368	2,187
Acquisition of property, plant and equipment through payable	478	414	708
A loan due from a related party settled with return of capital			1,010
Return of capital to settle with a loan from a related party			$ (1,010)
Unsettled portion of investment and acquisitions	$ 575	$ 5,719